8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock option transactions (Details) - Stock Options - $ / shares	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	2,525,000	2,425,000	2,456,407
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 1.00	$ 1.00	$ 3.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	100,000	100,000	2,425,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.00	$ 1.00	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	0	0	(2,456,407)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 0	$ 0	$ 3.84
Warrants exercised, Shares	0	0	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	2,625,000	2,525,000	2,425,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 1.00	$ 1.00	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	2,625,000	2,525,000	2,425,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.00	$ 1.00	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 6 months 7 days	3 years 5 months 8 days	4 years 5 months 16 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.75	$ 0.66	$ 0.81